Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total		Preferred stock	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive (loss), net of tax	Treasury stock	Non- redeemable noncontrolling interests of consolidated investment management funds	Redeemable non- controlling interests/ temporary equity
Beginning Balance at Dec. 31, 2012	$ 37,247	[1]	$ 1,068	$ 13	$ 23,485	$ 14,605	$ (643)	$ (2,114)	$ 833	$ 178
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued to shareholders of noncontrolling interests										49
Redemption of subsidiary shares from noncontrolling interests										(81)
Other net changes in noncontrolling interests	(140)				21				(161)	73
Net income	2,184					2,104			80	1
Other comprehensive (loss)	(230)					(12)	(249)		31	10
Dividends:
Common stock at $0.68, $0.66 and $0.58 per share in December 31, 2015, 2014 and 2013	(681)					(681)
Preferred stock	(64)					(64)
Repurchase of common stock	(1,026)							(1,026)
Common stock issued under:
Employee benefit plans	25				25
Direct stock purchase and dividend reinvestment plan	20				20
Preferred stock issued	494		494
Stock awards and options exercised	451				451
Ending Balance at Dec. 31, 2013	38,280		1,562	13	24,002	15,952	(892)	(3,140)	783	230
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued to shareholders of noncontrolling interests										63
Redemption of subsidiary shares from noncontrolling interests	(31)				(31)					(103)
Other net changes in noncontrolling interests	287				10				277	53
Net income	2,651					2,567			84	0
Other comprehensive (loss)	(853)						(742)		(111)	(14)
Dividends:
Common stock at $0.68, $0.66 and $0.58 per share in December 31, 2015, 2014 and 2013	(763)					(763)
Preferred stock	(73)					(73)
Repurchase of common stock	(1,669)							(1,669)
Common stock issued under:
Employee benefit plans	24				24
Direct stock purchase and dividend reinvestment plan	21				21
Stock awards and options exercised	600				600
Ending Balance at Dec. 31, 2014	38,474		1,562	13	24,626	17,683	(1,634)	(4,809)	1,033	229
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect of applying ASU 2015-02 | Cumulative-Effect Adjustment, Consolidation of Legal Entity	602								602
Cumulative effect of applying ASU 2015-02 | Cumulative-Effect Adjustment, Deconsolidation of Legal Entity	(866)								(866)
Adjusted balance at Dec. 31, 2014	38,210		1,562	13	24,626	17,683	(1,634)	(4,809)	769	229
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued to shareholders of noncontrolling interests										48
Redemption of subsidiary shares from noncontrolling interests										(92)
Other net changes in noncontrolling interests	(99)				(26)				(73)	29
Net income	3,226					3,158			68	(4)
Other comprehensive (loss)	(992)						(966)		(26)	(10)
Dividends:
Common stock at $0.68, $0.66 and $0.58 per share in December 31, 2015, 2014 and 2013	(762)					(762)
Preferred stock	(105)					(105)
Repurchase of common stock	(2,355)							(2,355)
Common stock issued under:
Employee benefit plans	25				25
Direct stock purchase and dividend reinvestment plan	21				21
Preferred stock issued	990		990
Stock awards and options exercised	616				616
Ending Balance at Dec. 31, 2015	$ 38,775	[2]	$ 2,552	$ 13	$ 25,262	$ 19,974	$ (2,600)	$ (7,164)	$ 738	$ 200

[1]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $35,346 million at Dec. 31, 2012 and $35,935 million at Dec. 31, 2013.
[2]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $35,935 million at Dec. 31, 2013 and $35,879 million at Dec. 31, 2014.